Warrant Liabilities (Details Narrative) - $ / shares	1 Months Ended			9 Months Ended		12 Months Ended
	Nov. 15, 2021	Oct. 22, 2021	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2023	Nov. 01, 2022
Class of Warrant or Right [Line Items]
Class of warrant or right issued during period, Warrants				20,400,000		20,400,000
Class of warrant or right redemption threshold consecutive trading days			30 days	30 days
Class of warrant or right, threshold period for exercise from date of closing public offering			12 months	12 months
Number of business day after the closing of the initial Business Combination for registration				15 days
Class Of Warrants Redemption Price Per Unit				$ 0.10		$ 0.10
Initial Public Offering Description		the consummation of the Initial Public Offering (IPO), the Company issued 11,499,991 Public Warrants. Simultaneously with the closing of the IPO, WWAC issued 8,900,000 warrants in a private placement (the “Private Placement Warrants”), at a purchase price of $1.00 per Private Placement Warrant, which included 900,000 Units as a result of the underwriter’s full exercise of its option to purchase up to 900,000 additional warrants, at a purchase price of $1.00 per Private Placement Warrant. On November 6, 2023, WWAC issued 627,810 other Private Placement Warrants to the Sponsor pursuant to the conversion of a promissory note payable to the Sponsor. Upon consummation of the Business Combination, the Company assumed 11,499,991 Public Warrants and 9,527,810 Private Placement Warrants (collectively the “Warrants”).
Sale price							$ 18.00
Share Price Equal or Exceeds Ten Rupees per dollar [Member]
Class of Warrant or Right [Line Items]
Class Of Warrants Redemption Price Per Unit				0.01				$ 0.01
Common Class A [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, Exercise price of warrants or rights				$ 11.50		$ 11.50
Class of Warrant or Right, Exercise Price Adjustment Percentage Higher of Market Value				2.00%		2.00%
Common Class A [Member] | Share Price Equal or Exceeds Ten Rupees per dollar [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price Adjustment Percentage Higher of Market Value				115.00%		115.00%
Common Class A [Member] | Share Price Equal or Less Nine point Two Rupees per dollar [Member]
Class of Warrant or Right [Line Items]
Share price				$ 9.20		$ 9.20
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right issued during period, Warrants				11,500,000		11,500,000
Class of warrant or right, Exercise price of warrants or rights				$ 11.50		$ 11.50	$ 11.50
Public Warrants [Member] | Share Price Equal or Exceeds Eighteen Rupees per dollar [Member]
Class of Warrant or Right [Line Items]
Share price				$ 18.00		$ 18.00
Number Of Consecutive Trading Days For Determining Share Price				20 days	20 days
Number Of Days Of Notice To Be Given For Redemption Of Warrants				30 days		30 days
Public Warrants [Member] | Common Class A [Member] | Share Price Equal or Exceeds Eighteen Rupees per dollar [Member]
Class of Warrant or Right [Line Items]
Number Of Consecutive Trading Days For Determining Share Price				10 days		10 days
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right issued during period, Warrants	900,000	8,000,000		8,900,000		8,900,000